SHARE-BASED COMPENSATION (Details 1) - 2010 Share Incentive Plan - $ / shares	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Feb. 28, 2014
Number of non-vested shares
Outstanding at the beginning of the period (in shares)	12,586,650	7,242,112	7,711,512
Granted (in shares)	4,877,946	8,208,254	1,591,800
Forfeited (in shares)	1,355,964	381,300	276,836
Vested (in shares)	1,869,530	2,482,416	1,784,364
Outstanding at the end of the period (in shares)	14,239,102	12,586,650	7,242,112
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 10.09	$ 5.80	$ 5.24
Granted (in dollars per share)	18.67	12.95	7.67
Forfeited (in dollars per share)	9.08	8.74	5.48
Vested (in dollars per share)	10.78	7.25	5.08
Outstanding at the end of the period (in dollars per share)	$ 13.04	$ 10.09	$ 5.80